Stockholders' Equity and Stock-Based Compensation (Option Activity Under the Company's Stock Plans) (FY) (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Options, Outstanding [Roll Forward]
Outstanding at beginning of year (in shares) | shares	0.0
Awards converted from Former Parent plan (in shares) | shares	5.7
Granted (in shares) | shares	0.1
Exercised (in shares) | shares	(0.1)
Cancelled/forfeited (in shares) | shares	(0.1)
Outstanding at end of year (in shares) | shares	5.6
Vested and expected to vest at end of year (in shares) | shares	5.6
Vested at end of year (in shares) | shares	3.0
Weighted Average Exercise Price, Outstanding [Roll Forward]
Outstanding as of beginning of year (in usd per share) | $ / shares	$ 0
Awards converted from Former Parent plan (in usd per share) | $ / shares	58.22
Granted (in usd per share) | $ / shares	77.53
Exercised (in usd per share) | $ / shares	31.81
Cancelled/forfeited (in usd per share) | $ / shares	78.05
Outstanding as of end of year (in usd per share) | $ / shares	58.93
Vested and expected to vest at end of year, weighted average exercise price (in usd per share) | $ / shares	58.48
Vested at end of year, weighted average exercise price (in usd per share) | $ / shares	$ 42.94
Outstanding at end of year, weighted average remaining contractual term (in years)	6 years 3 months 18 days
Vested and expected to vest at end of year, weighted average remaining contractual term (in years)	6 years 1 month 6 days
Vested at end of year, weighted average remaining contractual term (in years)	4 years 7 months 6 days
Outstanding at end of year, aggregate intrinsic value | $	$ 141
Vested and expected to vest at end of year, aggregate intrinsic value | $	141
Vested at end of year, aggregate intrinsic value | $	$ 120